S000059298 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.35%	13.29%	14.02%
Morningstar US Dividend and Buyback Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.19%	12.85%	12.63%
iShares Core Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.09%	12.69%	12.43%
Performance Inception Date			Nov. 07, 2017
iShares Core Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	12.01%	11.76%
iShares Core Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	10.02%	10.04%